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                            Lepercq Istel Fund


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                           FIRST QUARTER REPORT
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                              March 31, 1999
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[LEPERCQ LOGO APPEARS HERE]
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This   report  is  issued  for  the   information   of   shareholders   of
Lepercq Istel   Fund,   and  is  not  authorized   for   distribution   to
prospective investors in the Fund unless accompanied by the currently effective prospectus dated April 28, 1999.



Lepercq Istel Fund



May 5, 1999

Dear Shareholders:

In the table below is a report on the performance of your Fund for the first quarter 1999 along with some relevant benchmark indices shown for comparative purposes.


                                    First Quarter
                                       1999

      Lepercq Istel Fund                                      (1.66) %
      Lipper Capital Appreciation Average                       4.44 %
      Lipper General Equity Average                             0.93 %
      Standard & Poors 500                                      4.98 %


Optimism has grown over the global economic picture. The U.S. economy continues to perform robustly and the troubled economies of Asia and Latin America appear to be gaining some traction. In the context of an improvement in the global economic environment and a rebound in some commodity prices, long term interest rates in the U.S. rose from 5.10% to 5.63% during the first quarter.

With regard to the U.S. stock market, the first quarter saw a continuing trend of market narrowness that prevailed in 1998. Just five stocks accounted for half the gain of the S&P 500, while the S&P Midcap and S&P Smallcap were down 6.4% and 9.0%, respectively.

Some of the key changes made by the Fund in the quarter included reducing exposure to the software sector. Technology in general and software in particular have been affected by uncertainty on spending plans as business focuses on the Y2K problem. We have increased our investment in communications, as this sector continues to enjoy strong demand driven by the huge growth in internet usage. The focus of our investments have been internet enablers such as equipment venders rather than direct internet plays. We have also increased exposure to the more economically sensitive sectors as the global economy continues to pick up steam.

Thank you for your continued support.

Sincerely,



Tsering Ngudu                       Jerry Getsos
President and Portfolio Manager     Executive Vice President and
                                    Portfolio Manager


         Past performance is not predictive of future performance

                                                                         2

Lepercq Istel Fund

Performance (Unaudited) for the three months ended March 31, 1999









      Net Asset Value per Share, December 31, 1998      $19.91




      Distribution during the Period:                     None




      Net Asset Value per Share, March 31, 1999         $19.58




      Total Return, Year to Date                       (1.66%)
























        Past performance is not predictive of future performance.

                                                                   3


Lepercq Istel Fund

Schedule of Investments (Unaudited) as of March 31, 1999

  Number of                                          Market
      Shares                                          Value
               COMMON STOCKS   92.3%

               Banks   11.2%
      40,000   Bank of New York                   $1,437,500
      14,000   Chase Manhattan                    1,138,375
      30,000   U.S. Bancorp                       1,021,875
                                                  3,597,750

               Clothing   3.8%
      60,000   Russell                            1,207,500

               Communications   13.0%
       8,000   AT&T                                 638,500
      15,000   Comverse Technology *              1,275,000
      70,000   Loral Space & Communications*      1,010,625
      17,000   Motorola                           1,245,250
                                                  4,169,375

               Computers/Information   4.0%
      25,000   Compaq Computer                      792,187
      30,000   Silicon Graphics*                   500,625
                                                  1,292,812

               Drug Based Retailers   1.0%
       5,000   McKesson HBOC                       330,000

               Energy/Pipelines   2.7%
     125,000   Ocean Energy*                       851,562

               Industrial/Commercial
               Services   2.7%
      20,000   First Data                          855,000

               Insurance   1.9%
      20,000   Conseco                             617,500

               Media/Broadcasting 4.5%
      35,000   CBS                                1,432,812

               Medical Supplies   5.1%
      25,000   Bausch & Lomb                      1,625,000

               Pharmaceuticals   4.9%
      25,000   Pharmacia & Upjohn                 1,559,375

               Retailers   2.0%
      46,000   Borders Group*                      646,875


*Non income producing security.
                                                            4



Lepercq Istel Fund

Schedule of Investments (Unaudited) as of March 31, 1999 (continued)

  Number of                                        Market
      Shares                                        Value

              Software/Processing   16.8%
      20,000  BMC Software*                       741,250
      30,000  Network Associates*                 920,625
     100,000  Novell*                           2,518,750
      40,000  Sterling Commerce*                1,230,000
                                                5,410,625

              Telephone   6.2%
      15,000  Frontier Corporation                778,125
      17,000  Qwest Communications              1,225,594

                                                2,003,719

              Common Stocks, International 12.5%
      35,000  Imax*                               682,500
      90,000  MacMillan Bloedel                 1,012,500
      45,000  Newbridge Networks*               1,395,000
      15,000  Northern Telecom                    931,875
                                                4,021,875

                   Total Common Stocks          29,621,780

              RESTRICTED SECURITIES #
              0.0%
      38,020  WestFed Holdings, Class B,                1
              Common*
     128,290  WestFed Holdings, 15.50%,                 1
              Convertible Preferred*
               Total Restricted Securities              2

 Principal
   Amount
              U.S. TREASURY BILL   7.7%
  $2,500,000  U.S. Treasury Bill, Due           2,489,439
              5/6/99

              VARIABLE RATE DEMAND NOTE
              0.2%
      81,442  Pitney Bowes Credit Corp.           81,442

              Total Investments  100.2%        32,192,663

              Liabilities Less Other             (68,311)
              Assets   (0.2%)

              NET ASSETS   100.0%               $32,124,352

              Net Asset Value Per Share            $19.58

                    [Based on 1,641,050.658
                        shares outstanding]

*Non income producing security.

#The Westfed Holdings securities were acquired for a total cost of $2 in conjunction with the Agreement on Transfer of Assets between Lepercq, de Neuflize & Co. Incorporated and Pilgrim Management Corporation. As part of the Agreement on Transfer, the Fund acquired net tax operating loss carryforwards.
5

Lepercq Istel Fund


Trustees

**Bruno Desforges         Chairman   of  the  Board;   Managing   Director,
                           Lepercq,   de  Neuflize  &  Co.   Incorporated;
                           Director and Chairman of the Board, Lepercq, de Neuflize Securities Inc.

Stanley A. Deitch        Principal,   CPI   Associates,    Inc.,   Member,
                           American Institute of CPAs.

**Francois Letaconnoux    Director,    President   and   Chief    Executive
                           Officer,  Lepercq Inc.,  Lepercq, de Neuflize &
                           Co.   Incorporated  and  Lepercq,  de  Neuflize
                           Securities Inc.

 Jean Louis Milin        Managing    Director,    Banque   de    Neuflize,
                           Schlumberger, Mallet

*Marvin Schiller, Ph.D.  Director,  Salant  Corporation;  Director,  Tutor
                           Times Learning Systems, Inc.; General Partner, Reprise Capital Corp.; Former Managing Director, A.T. Kearney, Inc.

*Franz Skryanz           Financial   Consultant;   prior   thereto,   Vice
                           President,  Sutton &  Edwards;  prior  thereto,
                           Treasurer and Chief Financial Officer, Schenkers International

Marie Monique Steckel    President,    France   Telecom   North   America;
                           Director, Microcard Technologies Inc.; Director, GlobeCast North America Inc.; Director, C&P Press, Inc.

Dennis Tarzian           President  and  Chief  Executive   Officer,   New
                           Century Education Corp.; Director, National Registered Agents, Inc.; prior thereto, Vice President and Chief Operating Officer, Paramount Communications Business, Technical and Professional Group.

* Member of Audit, Ethics and Nominating Committees

** Interested Trustee

Officers

Tsering Ngudu            President
Jerry P. Getsos          Executive Vice President
Peter Hartnedy           Secretary and Treasurer

Investment Adviser       Lepercq, de Neuflize & Co. Incorporated, New
York
Underwriter & Distributor Lepercq, de Neuflize Securities Inc., New York

Dividend Paying Agent,   Firstar Mutual Fund Services, LLC
Transfer Agent, Administrator
and Accounting Services
Agent

Custodian                Firstar Bank Milwaukee, N.A.

Legal Counsel            Battle Fowler LLP, New York
Independent Auditors     KPMG LLP, Wisconsin
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